Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Y item director	Dec. 31, 2017 EUR (€) Y item director	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Other Commitments with Third Parties and Other Contingent Liabilities
Annual contribution to defined contribution pension plans | €		€ 725		€ 674
Agreements with employees/directors | director	73	73
Number of executives with whom contract entered | item	9	9
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS	50.00%	50.00%
Matching percentage to the employees contribution	50.00%	50.00%
Vesting Period	2 years 1 day	2 years 1 day
Exchange ratio	1	1
Amount settled under RSU plan | €		€ 7,303
Equity-settled commitment | €		€ 13,871		€ 10,594
Percentage of groups contribution to match first 3% of employees	100.00%	100.00%
Percentage of groups contribution to match the next 2% of employees	50.00%	50.00%
Total cost of matching contributions | $	$ 18.9		$ 17.0
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	2	2
Number of years of salary for executives	1	1
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	5	5
Number of years of salary for executives	4	4